Net loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Profit or loss [abstract]
Schedule of net loss per share

The net loss per share is as follows:

	December 31,	December 31,	December 31,
	2021	2020	2019
Net loss ($’000)	$(11,266)	$(4,381)	$(12,354)
Weighted average number of common shares outstanding – basic and diluted	446,366,938	325,483,780	282,306,312
Net loss per share – basic and diluted	$(0.025)	$(0.013)	$(0.044)